ING BALANCED PORTFOLIO, INC.

ING INTERMEDIATE BOND PORTFOLIO

ING INVESTORS TRUST

ING MONEY MARKET PORTFOLIO

ING PARTNERS, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VARIABLE FUNDS

ING VARIABLE INSURANCE TRUST

ING VARIABLE PORTFOLIOS, INC.

ING VARIABLE PRODUCTS TRUST

Supplement dated September 1, 2011

to the Current Statements of Additional Information (“SAIs”)

for the above-named Companies/Trusts (“Registrants”)

Effective September 1, 2011, the Registrants current SAIs are revised as follows:

1.	The seventh bullet point of the section entitled “Disclosure of the Portfolios’ Portfolio Securities” of the Registrants’ SAIs is hereby deleted and replaced with the following:

•

to service providers, on a daily basis, in connection with their providing services benefiting the Portfolios such as, but not limited to, the provision of analytics for securities lending oversight and reporting, proxy voting, or class action services providers;

2.	The following is added to the table in the section entitled “Disclosure of the Portfolios’ Portfolio Securities” of the Registrants’ SAIs:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
The Bank of New York Mellon	Credit Approval Process for ING Funds Line of Credit	As Requested	None
Coates Analytics, a Division of Albridge Solutions, Inc. and an indirect wholly-owned subsidiary of The Bank of New York Mellon	Provision of Analytics for Oversight and Reporting of Securities Lending	Daily	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE